INCOME TAXES (Details Narrative)	12 Months Ended
Jan. 31, 2017 USD ($)
Income Tax Disclosure [Abstract]
Operating loss carry forwards	$ 194,323
Carry forward expiration date	Dec. 31, 2031
Effective tax rate	34.00%